Share-based payments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payments
SOP and RSU expenses and associated corporate and social security taxes expenses	$ 352,828	$ 393,788	$ 256,103
RSUs and SOPs grant - business combination	3,570	5,480	13,400
Awards expenses and related taxes	2,575	8,936	19,814
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(29,517)	(35,535)	(33,703)
Total share-based compensation expenses (note 8)	329,456	372,669	255,614
Equity share-based compensation, net of shares withheld for employee taxes	122,175	170,252	160,309
Liability provision for taxes presented as salaries, allowances and social security contributions	$ 109,855	$ 88,139	$ 66,075